Segment Information - Schedule of Adjusted Depreciation and Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	$ 4,400,000	$ 3,000,000	$ 13,200,000	$ 11,100,000	$ 15,600,000	$ 17,900,000	$ 18,100,000
Less: Amount included in purchase accounting and related adjustments	(1,000)	(1,200)	(3,100)	(4,000)	(5,100,000)	(5,700,000)	(5,700,000)
Adjusted depreciation and amortization	3,400,000	1,800,000	10,100,000	7,100,000	10,500,000	12,200,000	12,400,000
Depreciation and amortization	4,400	3,000	13,200	11,100	15,600,000	17,900,000	18,100,000
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted depreciation and amortization	3,400,000	1,800,000	10,100,000	7,100,000
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	43,800,000	49,900,000	135,400,000	138,900,000	192,200,000	180,300,000	177,900,000
Adjusted depreciation and amortization	8,400,000	13,500,000	25,100,000	33,400,000	50,100,000	40,200,000	43,000,000
LIONS GATE ENTERTAINMENT CORP [Member] | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted depreciation and amortization	8,400,000	13,500,000	25,100,000	33,400,000	50,100,000	40,200,000	43,000,000
LIONS GATE ENTERTAINMENT CORP [Member] | Purchase accounting and related adjustments | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	$ (35,400,000)	$ (36,400,000)	$ (110,300,000)	$ (105,500,000)
Less: Amount included in purchase accounting and related adjustments					$ (142,100,000)	$ (140,100,000)	$ (134,900,000)